GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
Effective October 16, 2024, all references to Joshua Chastant, Portfolio Manager – Public Markets of GuideStone Capital Management, LLC (“GSCM”) are deleted in their entirety and replaced with Joshua Chastant, Vice President – Portfolio Management of GSCM.
II.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY FUND AND GROWTH EQUITY FUND
Effective December 1, 2024, the advisory fees payable to GuideStone Capital Management, LLC by the Medium-Duration Bond Fund (“MDBF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”) and Growth Equity Fund (“GEF”) will be changing. The advisory fees payable by the MDBF and GRESF will increase by 0.02% and 0.03%, respectively, and the advisory fees payable by the VEF and GEF will each decrease by 0.01%.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.36%	0.36%
Other expenses	0.05%	0.33%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.42%	0.70%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$43	$72
3 Years	$135	$224
5 Years	$235	$390
10 Years	$530	$871
Under the heading “Fees and Expenses” for the GRESF, on page 129, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.71%	0.71%
Other expenses	0.19%	0.49%
Total annual Fund operating expenses	0.90%	1.20%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
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Under the heading “Fees and Expenses” for the GRESF, on page 129, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$92	$122
3 Years	$287	$381
5 Years	$498	$660
10 Years	$1,108	$1,455
Under the heading “Fees and Expenses” for the VEF, on page 140, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.60%	0.60%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.66%	0.92%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the VEF, on page 140, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$67	$94
3 Years	$211	$293
5 Years	$368	$509
10 Years	$822	$1,131
Under the heading “Fees and Expenses” for the GEF, on page 151, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.61%	0.61%
Other expenses	0.04%	0.30%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 151, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120

III.  PORTFOLIO MANAGER UPDATES FOR MEDIUM-DURATION BOND FUND AND
STRATEGIC ALTERNATIVES FUND
Effective November 1, 2024, Ron Arons, no longer served as a portfolio manager for Goldman Sachs Asset Management, L.P. (“GSAM”) to GSAM’s assigned portion of the MDBF and Strategic Alternatives Fund (“SAF”), respectively. All references to Mr. Arons are deleted in their entirety.
In addition, effective November 1, 2024, Paul Seary, CFA, Senior Portfolio Manager, began serving as a portfolio manager to GSAM’s assigned portion of the MDBF.
In the section “Sub-Advisers and Portfolio Managers” for the MDBF, on page 85, the disclosure for GSAM is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.
Simon Dangoor Managing Director	Since February 2024
Lindsay Rosner Managing Director	Since February 2024
Paul Seary, CFA Senior Portfolio Manager	Since November 2024
Ashish Shah Managing Director and Chief Investment Officer	Since January 2019
Under the heading “Sub-Advisers” for the MDBF, on page 214, the disclosure for GSAM is deleted in its entirety and replaced with the following:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Medium-Duration Bond Fund. As of September 30, 2024, GSAM, along with its investment advisory affiliates, had approximately $2.6 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. The Fixed Income Portfolio Management Team is responsible for managing GSAM’s portion of the Medium-Duration Bond Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Medium-Duration Bond Fund’s portfolio account resides with Ashish Shah, Managing Director and Chief Investment Officer for Goldman Sachs Asset Management, Simon Dangoor, Managing Director, Lindsay Rosner, Managing Director, and Paul Seary, CFA, Senior Portfolio Manager. Mr. Shah joined GSAM in 2018. Mr. Dangoor joined GSAM in 2004. Ms. Rosner joined GSAM in 2023, and prior to joining the firm, she was a portfolio manager for PGIM from 2012 to 2023. Mr. Seary joined GSAM in 2009.
In the section “Sub-Advisers and Portfolio Managers” for the SAF, on page 102, the disclosure for GSAM is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.
Simon Dangoor Managing Director	Since February 2024
Lindsay Rosner Managing Director	Since February 2024
Paul Seary, CFA Senior Portfolio Manager	Since April 2021

Under the heading “Sub-Advisers” for the SAF, on page 216, the disclosure for GSAM is deleted in its entirety and replaced with the following:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Strategic Alternatives Fund. As of September 30, 2024, GSAM, along with its investment advisory affiliates, had approximately $2.6 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. There are seven investment strategy teams within the Global Fixed Income and Liquidity Solutions Team that are responsible for managing GSAM’s portion of the Strategic Alternatives Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Strategic Alternatives Fund’s portfolio account resides with Simon Dangoor, Managing Director, Lindsay Rosner, Managing Director, and Paul Seary, CFA, Senior Portfolio Manager. Mr. Dangoor joined GSAM in 2004. Ms. Rosner joined GSAM in 2023, and prior to this, she was a portfolio manager for PGIM from 2012 to 2023. Mr. Seary joined GSAM in 2009.
IV.  PORTFOLIO MANAGER UPDATES FOR THE VALUE EQUITY FUND
Effective October 22, 2024, Iman H. Brivanlou, Ph.D., Co-Portfolio Manager and Managing Director, and Matthew J. Spahn, Co-Portfolio Manager and Managing Director, of TCW Investment Management Company, LLC (“TCW”) began serving as portfolio managers to TCW’s assigned portion of the Value Equity Fund (“VEF”). In addition, effective June 30, 2025, Diane E. Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, will retire and will no longer serve as a portfolio manager to the VEF. Upon retirement, all references to Ms. Jaffee will be deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers" for the VEF, on page 144, the disclosure for TCW is deleted in its entirety and replaced with the following:

TCW Investment Management Company, LLC
Iman H. Brivanlou, Ph.D. Co-Portfolio Manager and Managing Director	Since October 2024
Diane E. Jaffee, CFA(1) Senior Portfolio Manager and Group Managing Director	Since June 2006
Matthew J. Spahn Co-Portfolio Manager and Managing Director	Since October 2024

(1)
Effective June 30, 2025, Diane E. Jaffee, CFA, will retire and will no longer serve as a portfolio manager to the VEF.
Under the heading “Sub-Advisers” for the VEF, on page 220, the disclosure for TCW is deleted in its entirety and replaced with the following:
TCW Investment Management Company, LLC (“TCW”), 1251 Avenue of the Americas, Suite 4700, New York, New York 10020: Established in 1971, TCW’s primary business is the provision of investment management services. TCW was organized in 1987 as a wholly owned subsidiary of The TCW Group, Inc. TCW is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. As of September 30, 2024, TCW had total assets under management, including commitments, of approximately $209.8 billion. Diane E. Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, Iman H. Brivanlou, Ph.D., Co-Portfolio Manager and Managing Director, and Matthew J. Spahn, Co-Portfolio Manager and Managing Director, are responsible for the day-to-day management of an assigned portion of the Value Equity Fund. Ms. Jaffee has 41 years of experience and has been managing assets in TCW’s New York office for 29 years. (Ms. Jaffee is expected to retire effective June 30, 2025.) Dr.

Brivanlou has 19 years of experience and has been with TCW since 2006. Mr. Spahn has 30 years of experience and has been with TCW since 1998.
V.  UPDATES TO ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES & RISKS
Under the section “Additional Information About Principal Strategies & Risks,” beginning on page 186, the disclosure for the Cash Overlay Program is deleted in its entirety and replaced with the following:
Cash Overlay Program: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long positions in U.S. Treasury securities and/or derivative instruments (e.g., exchange listed equity index futures contracts, currency futures, non-U.S. government bond futures and U.S. Treasury futures contracts) and/or invest in short positions in credit default swap indexes within the Target Date Funds and Target Risk Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For each Fixed Income Select Fund (except the Money Market Fund), Parametric may also from time to time invest in long positions in derivative instruments (e.g., U.S. Treasury futures contracts, non-U.S. government bond futures and currency futures) and/or invest in short positions in credit default swap indexes to adjust the market exposure on cash balances. For each Equity Select Fund, Parametric may from time to time invest in long or short positions in exchange listed equity index futures contracts and/or currency futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For the Strategic Alternatives Fund, Parametric may invest in long or short positions in exchange listed equity futures contracts and U.S. Treasury futures contracts to gain market exposure on cash balances and to reduce Fund-level duration.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
v

GUIDESTONE FUNDS
Supplement dated November 15, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
Effective October 16, 2024, all references to Joshua Chastant, Portfolio Manager – Public Markets of GuideStone Capital Management, LLC (“GSCM”) are deleted in their entirety and replaced with Joshua Chastant, Vice President – Portfolio Management of GSCM.
Under the heading “Management of the Funds,” the first paragraph of the section entitled The Sub-Advisers, beginning on page 64, is deleted in its entirety and replaced with the following:
The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long positions in U.S. Treasury securities and/or derivative instruments (e.g., exchange listed equity index futures contracts, currency futures, non-U.S. government bond futures and U.S. Treasury futures contracts) and/or invest in short positions in credit default swap indexes within the Target Date Funds and Target Risk Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For each Fixed Income Select Fund (except the Money Market Fund), Parametric may also from time to time invest in long positions in derivative instruments (e.g., U.S. Treasury futures contracts, non-U.S. government bond futures and currency futures) and/or invest in short positions in credit default swap indexes to adjust the market exposure on cash balances. For each Equity Select Fund, Parametric may from time to time invest in long or short positions in exchange listed equity index futures contracts and/or currency futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For the Strategic Alternatives Fund, Parametric may invest in long or short positions in exchange listed equity futures contracts and U.S. Treasury futures contracts to gain market exposure on cash balances and to reduce Fund-level duration.
i

II.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective October 22, 2024, Iman H. Brivanlou, Ph.D., Co-Portfolio Manager and Managing Director, and Matthew J. Spahn, Co-Portfolio Manager and Managing Director, of TCW Investment Management Company, LLC (“TCW”) began serving as portfolio managers to TCW’s assigned portion of the Value Equity Fund (“VEF”). In addition, effective June 30, 2025, Diane E. Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, will retire and will no longer serve as a portfolio manager to the VEF. Upon retirement, all references to Ms. Jaffee will be deleted in their entirety.
Effective November 1, 2024, Ron Arons, no longer served as a portfolio manager for Goldman Sachs Asset Management, L.P. (“GSAM”). All references to Mr. Arons are deleted in their entirety. In addition, Paul Seary, CFA, Senior Portfolio Manager, was added as a portfolio manager to GSAM’s assigned portion of the Medium-Duration Bond Fund.
ii

The Other Accounts Managed table, beginning on page 79, is amended as follows to update portfolio manager changes for GSAM and TCW. The information is current as of December 31, 2023, unless indicated otherwise.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Goldman Sachs Asset Management, L.P.
Simon Dangoor	22	$8,471	61	$8,848	5,601	$248,362	N/A	N/A	16	$582	6	$2,828
Hiren Dasani, CFA	4	$2,808	7	$8,320	17	$3,293	N/A	N/A	3	$1,674	N/A	N/A
Lindsay Rosner	17	$6,719	18	$4,957	4,872	$199,143	N/A	N/A	4	$179	2	$2,102
Ashish Shah	97	$431,355	367	$309,099	47,065	$649,445	N/A	N/A	34	$1,634	N/A	N/A
Paul Seary, CFA(1)	31	$7,844	29	$8,605	2,665	$168,765	N/A	N/A	7	$585	3	$2,258
Basak Yavuz	4	$2,808	6	$4,527	13	$2,649	N/A	N/A	2	$1,601	N/A	N/A
TCW Investment Management Company, LLC
Iman H. Brivanlou, Ph.D.(1)	1	$41	6	$159	4	$380	N/A	N/A	1	$5	N/A	N/A
Diane Jaffee, CFA(2)	3	$476	6	$583	28	$2,072	N/A	N/A	N/A	N/A	1	722
Matthew J. Spahn(1)	1	$466	5	$668	18	$1,481	N/A	N/A	N/A	N/A	N/A	N/A
(1)
As of September 30, 2024.
(2)
Effective June 30, 2025, Diane E. Jaffee, CFA, will retire and will no longer serve as a portfolio manager to the VEF.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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